RESTRUCTURING	12 Months Ended
Dec. 31, 2022
RESTRUCTURING
RESTRUCTURING
21.	RESTRUCTURING

The Company committed to certain restructuring actions intended to simplify the business and improve operational efficiencies, which have resulted in headcount reductions. The settlement of certain estimated and previously accrued employee termination costs resulted in a net credit to restructuring of $33.0 thousand and $475.0 thousand for the years ending December 31, 2022 and 2021 respectively. Restructuring costs were $9.1 million for the years ended December 31, 2020, composed of employee termination costs and lease loss. Substantially all of the expected charges related to these activities have been incurred during 2020 and 2019. The Company actively evaluates cost efficiencies and may make decisions in future periods to take further actions which could incur additional restructuring charges.

Accrued losses on leased properties and employee termination costs changed during the periods presented as follows (in thousands):

	Leased	Employee
	Property	Termination
	Losses	Costs	Total
Balance — December 31, 2019	$2,958	$7,857	$10,815
Reduction of accrual due to net cash payments	(715)	(13,315)	(14,030)
Additional charges and adjustments	319	8,816	9,135
Accretion expense	259	—	259
Effects of fluctuations in foreign currency exchange rates	45	473	518
Balance — December 31, 2020	2,866	3,831	6,697
Reduction of accrual due to net cash payments	(901)	(2,946)	(3,847)
Additional charges and adjustments	131	(606)	(475)
Accretion expense	225	—	225
Effects of fluctuations in foreign currency exchange rates	(46)	(80)	(126)
Balance — December 31, 2021	2,275	199	2,474
Reduction of accrual due to net cash payments	—	(164)	(164)
Additional charges and adjustments	—	(33)	(33)
Effect of accounting change- adoption of ASC 842 (Note 2)	(2,275)	—	(2,275)
Effects of fluctuations in foreign currency exchange rates	—	(2)	(2)
Balance — December 31, 2022	$—	$—	$—

Employee termination costs were settled in 2022. Upon adoption of ASC 842, the accrued losses on leased properties is now included in “Accrued expenses” and “Lease liabilities, non-current” on the Consolidated Balance Sheet for December 31, 2022. These liabilities will be satisfied over the remaining lease terms, which extend through 2026. The accrued restructuring costs as of December 31, 2021 were included in “Accrued expenses” and “Other long-term liabilities” on the Consolidated Balance Sheets.